CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Common Stock
Balance, shares at Dec. 31, 2019		38,606	6,741,860
Balance, amount at Dec. 31, 2019	$ 3,772,497	$ 4	$ 674	$ 239,939,797	$ 458	$ (236,168,436)
Common stock and pre-funded warrants sold, net of offering costs, shares			3,273,611
Common stock and pre-funded warrants sold, net of offering costs, amount	8,659,177		$ 327	8,658,850
Common stock issued for services rendered, shares			77,987
Common stock issued for services rendered, amount	100,000		$ 8	99,992
Common stock issued for convertible preferred stock, shares		(38,396)	38,396
Common stock issued for convertible preferred stock, amount	0	$ (4)	$ 4
Exercise of pre-funded warrants, shares			1,610,313
Exercise of pre-funded warrants, amount	161		$ 161
Compensation on options issued	252,646			252,646
Exercise of warrants, shares			877,202
Exercise of warrants, amount	1,693,000		$ 88	1,692,912
Unrealized loss on marketable securities	(528)				(528)
Net loss	(9,851,391)					(9,851,391)
Balance, shares at Dec. 31, 2020		210	12,619,369
Balance, amount at Dec. 31, 2020	4,625,562	$ 0	$ 1,262	250,644,197	(70)	(246,019,827)
Common stock and preferred stock issued for asset acquisition, shares		10,232					1,892,905
Common stock and preferred stock issued for asset acquisition, amount	21,582,331	$ 1		21,582,141			$ 189
Compensation on options issued	91,609			91,609
Exercise of warrants, shares							457,038
Exercise of warrants, amount	544,651			544,605			$ 46
Unrealized loss on marketable securities	(332)				(332)
Net loss	(23,748,140)					(23,748,140)
Balance, shares at Mar. 31, 2021		10,442					14,969,312
Balance, amount at Mar. 31, 2021	3,095,681	$ 1		272,862,552	(402)	(269,767,967)	$ 1,497
Balance, shares at Dec. 31, 2020		210	12,619,369
Balance, amount at Dec. 31, 2020	4,625,562	$ 0	$ 1,262	250,644,197	(70)	(246,019,827)
Net loss	29,263,804
Balance, shares at Sep. 30, 2021		210					25,201,312
Balance, amount at Sep. 30, 2021	7,238,643	$ 0		282,519,752	2	(275,283,631)	$ 2,520
Balance, shares at Dec. 31, 2020		210	12,619,369
Balance, amount at Dec. 31, 2020	4,625,562	$ 0	$ 1,262	250,644,197	(70)	(246,019,827)
Common stock issued for convertible preferred stock, shares		(10,232)	10,232,000
Common stock issued for convertible preferred stock, amount	0	$ (1)	$ 1,023	(1,022)
Compensation on options issued	773,787			773,787
Exercise of warrants, shares			457,038
Exercise of warrants, amount	544,651		$ 46	544,605
Unrealized loss on marketable securities	70				70
Net loss	(32,474,358)					(32,474,358)
Common stock and preferred stock issued for asset acquisition, shares		10,232	1,892,905
Common stock and preferred stock issued for asset acquisition, amount	21,582,331	$ 1	$ 189	21,582,141
Pre-funded warrants sold, net of offering costs	9,192,624			9,192,624
Exercise of stock options, shares			5,602
Exercise of stock options, amount	1		$ 1
Balance, shares at Dec. 31, 2021		210	25,206,914
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 2,521	282,736,332	0	(278,494,185)
Balance, shares at Mar. 31, 2021		10,442					14,969,312
Balance, amount at Mar. 31, 2021	3,095,681	$ 1		272,862,552	(402)	(269,767,967)	$ 1,497
Common stock issued for convertible preferred stock, shares		(10,232)					10,232,000
Common stock issued for convertible preferred stock, amount	0	$ (1)		(1,022)			$ 1,023
Compensation on options issued	92,339			92,339
Unrealized loss on marketable securities	128				128
Net loss	(1,717,016)					(1,717,016)
Balance, shares at Jun. 30, 2021		210					25,201,312
Balance, amount at Jun. 30, 2021	1,471,132	$ 0		272,953,869	(274)	(271,484,983)	$ 2,520
Compensation on options issued	373,259			373,259
Unrealized loss on marketable securities	276				276
Net loss	3,798,648
Pre-fiunded warrants and warrants sold, net of offering costs	9,192,624			9,192,624
Net loss	(3,798,648)					(3,798,648)
Balance, shares at Sep. 30, 2021		210					25,201,312
Balance, amount at Sep. 30, 2021	7,238,643	$ 0		282,519,752	2	(275,283,631)	$ 2,520
Balance, shares at Dec. 31, 2021		210	25,206,914
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 2,521	282,736,332	0	(278,494,185)
Compensation on options issued	83,069			83,069
Net loss	(2,721,536)					(2,721,536)
Balance, shares at Mar. 31, 2022		210					25,206,914
Balance, amount at Mar. 31, 2022	1,606,201	$ 0		282,819,401	0	(281,215,721)	$ 2,521
Balance, shares at Dec. 31, 2021		210	25,206,914
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 2,521	282,736,332	0	(278,494,185)
Net loss	8,499,094
Balance, shares at Sep. 30, 2022		210					29,980,183
Balance, amount at Sep. 30, 2022	3,953,851			290,944,132		(286,993,279)	$ 2,998
Balance, shares at Mar. 31, 2022		210					25,206,914
Balance, amount at Mar. 31, 2022	1,606,201	$ 0		282,819,401	0	(281,215,721)	$ 2,521
Compensation on options issued	110,031			110,031
Net loss	(2,861,021)					(2,861,021)
Pre-fiunded warrants and warrants sold, net of offering costs	7,928,591			7,928,591
Balance, shares at Jun. 30, 2022		210					25,206,914
Balance, amount at Jun. 30, 2022	6,783,802	$ 0		290,858,023	$ 0	(284,076,742)	$ 2,521
Exercise of pre-funded warrants, shares							4,773,269
Exercise of pre-funded warrants, amount	477						$ 477
Compensation on options issued	86,109			86,109
Net loss	2,916,537
Net loss	(2,916,537)					(2,916,537)
Balance, shares at Sep. 30, 2022		210					29,980,183
Balance, amount at Sep. 30, 2022	$ 3,953,851			$ 290,944,132		$ (286,993,279)	$ 2,998